Note 6 - Fair Value Measurements - Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset	$ 2,703	$ 2,730
Total derivative liabilities	0	1,035
Foreign Exchange Forward [Member]
Designated as cash flow hedges	294	0
Non designated as hedging instruments	1,504	0
Designated as cash flow hedges	0	116
Not designated as hedging instruments	0	919
Interest Rate Swap [Member]
Designated as cash flow hedges	905	2,730
Derivative Asset	$ 900	$ 2,700